AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 6, 2024

Securities Act Registration No. 333-175328

Investment Company Act Registration No. 811-22576

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. __

Post-Effective Amendment No.

40

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 41

☒

(Check appropriate box or boxes.)

Ranger Funds Investment Trust

 (Exact Name of Registrant as Specified in Charter)

1845 Woodall Rodgers, Suite 1000

Dallas, Texas 75201
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 871-5200

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On September 16, 2024 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to further delay the effectiveness of the Registrant’s Post-Effective Amendment to its Registration Statement that was filed with effect on May 21, 2024, accession number 0001162044-24-000545 (Amendment No. 36). Amendment No. 36 to the Trust’s Registration Statement relates to the Wisdom Short Duration Income Fund and the Wisdom Short Term Government Fund.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 36 under the Securities Act of 1933, as amended and Amendment No. 37 under the Investment Company Act of 1940, as amended, filed May 21, 2024, are incorporated by reference herein.  This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until September 16, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No.40 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 6th  day of September, 2024.

Ranger Funds Investment Trust

By: /s/ Kenneth Scott Canon*

Kenneth Scott Canon

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of September, 2024.

Name

Title

Curtis A. Hite*

Trustee

Jason Christopher Elliot*

Trustee

Larrie A. Weil*

Trustee

Kenneth Scott Canon*

President (Principal Executive Officer)

Joseph W. Thompson*

Chief Financial Officer (Principal Financial Officer)

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-Fact